RIGHT-OF-USE ASSETS (Details Narrative) - HKD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Depreciation expenses		$ 730,000	$ 973,000
Write off other comprehensive income	$ 2,919,000